Expense Example {- Fidelity Freedom Blend 2040 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2040 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2040 Fund- Class A
Expense Example:
1 year	$ 651
3 years	812
5 years	985
10 years	1,483
Fidelity Advisor Freedom Blend 2040 Fund- Class M
Expense Example:
1 year	452
3 years	668
5 years	901
10 years	1,563
Fidelity Advisor Freedom Blend 2040 Fund- Class C
Expense Example:
1 year	257
3 years	485
5 years	836
10 years	1,821
Fidelity Advisor Freedom Blend 2040 Fund- Class I Advisor
Expense Example:
1 year	55
3 years	172
5 years	298
10 years	663
Fidelity Advisor Freedom Blend 2040 Fund- Class Z
Expense Example:
1 year	45
3 years	140
5 years	243
10 years	$ 540